Property and Equipment and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets
Intangible Assets	$ 121,304	$ 121,304
Accumulated Amortization	(112,234)	(106,442)
Amortization expenses	$ 6,000	7,000	$ 7,000
Minimum
Intangible Assets
Useful life	5 years
Maximum
Intangible Assets
Useful life	20 years
Technology-based
Intangible Assets
Intangible Assets	$ 58,162	58,162
Accumulated Amortization	(53,447)	(51,204)
Trademarks
Intangible Assets
Intangible Assets	35,010	35,010
Accumulated Amortization	(30,655)	(27,106)
Contract-based
Intangible Assets
Intangible Assets	4,500	4,500
Accumulated Amortization	(4,500)	(4,500)
Customer relationships
Intangible Assets
Intangible Assets	23,632	23,632
Accumulated Amortization	$ (23,632)	$ (23,632)